INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investment In Associate
Balance	$ 1,735	$ 1,225
Additional investment		1,000
Share of (loss) income	(44)	440
Balance	$ 1,691	$ 2,665